STATEMENT OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended						9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 664,128			$ 214,423			$ 6,042,942	$ 842,467	$ 251,365	$ 1,963,012
Loss from operations	(664,128)			(214,423)			(6,042,942)	(842,467)	(251,365)	(1,963,012)
Other income:
Interest income earned on investments held in trust	1,368,284			1,229,047			6,460,425	1,644,333	3,211	4,073,078
Income before provision for income taxes	704,156			1,014,624			417,483	801,866	(248,154)	2,110,066
Provision for income taxes	(276,753)			(224,021)			(1,325,160)	(224,021)	0	(812,473)
Net income (loss)	$ 427,403	$ (35,677)	$ (1,299,403)	$ 790,603	$ 18,705	$ (231,463)	$ (907,677)	$ 577,845	(248,154)	1,297,593
Redeemable common shares
Other income:
Net income (loss)									$ (8,825,992)	$ 1,038,074
Basic weighted average common shares outstanding	9,850,641			27,600,000			18,237,701	27,600,000	4,502,128	27,600,000
Diluted weighted average common shares outstanding	9,850,641			27,600,000			18,237,701	27,600,000	4,502,128	27,600,000
Basic net income (loss) per common share	$ 0.03			$ 0.02			$ (0.04)	$ 0.02	$ 2.95	$ 0.04
Diluted net income (loss) per common share	$ 0.03			$ 0.02			$ (0.04)	$ 0.02	$ 2.95	$ 0.04
Non-redeemable common shares
Other income:
Net income (loss)									$ (13,526,791)	$ 259,519
Basic weighted average common shares outstanding	6,900,000			6,900,000			6,900,000	6,900,000	6,900,000	6,900,000
Diluted weighted average common shares outstanding	6,900,000			6,900,000			6,900,000	6,900,000	6,900,000	6,900,000
Basic net income (loss) per common share	$ 0.03			$ 0.02			$ (0.04)	$ 0.02	$ (1.96)	$ 0.04
Diluted net income (loss) per common share	$ 0.03			$ 0.02			$ (0.04)	$ 0.02	$ (1.96)	$ 0.04